Accounts receivable, prepayments, deposits and other receivables - Summary of Detailed Information ofAccounts receivable, prepayments, deposits and other receivables (Parenthetical) (Detail) - USD ($)
$ in Thousands
	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Disclosure of Detailed Information of Accounts and Other Receivables [Line Items]
Prepayments of employment incentive paid	$ 101	$ 196
Borrowings maturity	2 years
Current interest receivable	$ 6,218
Fixed interest rate [member] | Bottom of range [member]
Disclosure of Detailed Information of Accounts and Other Receivables [Line Items]
Borrowings interest rate	5.00%
Fixed interest rate [member] | Top of range [member]
Disclosure of Detailed Information of Accounts and Other Receivables [Line Items]
Borrowings interest rate	8.00%